Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Summary of Change in Fair Value of Financial Assets and Liabilities

The following table sets forth the fair value of the Company’s financial assets and liabilities remeasured on a recurring basis, by level within the fair value hierarchy (in thousands):

	As of March 31, 2013
	Level I	Level II	Level III	Total
Financial Assets:
Money market funds	$6,682	$—	$—	$6,682
Restricted cash	385	—	—	385

Total financial assets	$7,067	$—	$—	$7,067

	As of December 31, 2012
	Level I	Level II	Level III	Total
Financial Assets:
Money market funds	$6,681	$—	$—	$6,681
Restricted cash	385	—	—	385

Total financial assets	$7,066	$—	$—	$7,066

The following table sets forth the fair value of the Company’s financial assets and liabilities remeasured on a recurring basis, by level within the fair value hierarchy (in thousands):

	As of December 31, 2012
	Level I	Level II	Level III	Total
Financial Assets:
Money market funds	$6,681	$—	$—	$6,681
Restricted cash	385	—	—	385

Total financial assets	$7,066	$—	$—	$7,066

	As of December 31, 2011
	Level I	Level II	Level III	Total
Financial Assets:
Money market funds	$6,678	$—	$—	$6,678
Certificate of deposit	4,300	—	—	4,300

Total financial assets	$10,978	$—	$—	$10,978

Financial Liabilities:
Preferred stock warrant liability	$—	$—	$297	$297

Summary of Changes in Fair Value of Level 3 Financial Liabilities

The following table sets forth a summary of the changes in the fair value of the Company’s Level III financial liabilities for the three months ended March 31, 2013 and 2012 (in thousands):

	Three Months Ended March 31,
	2013	2012
Fair value—beginning of period	$—	$297
Issuance of preferred stock warrants	—	—
Change in fair value of Level III financial liabilities	—	216
Reclassification of warrant liability to stockholders’ equity	—	—

Fair value—end of period	$—	$513

The following table sets forth a summary of the changes in the fair value of the Company’s Level III financial liabilities for the years ended December 31, 2012 and 2011 (in thousands):

	Year Ended December 31,
	2012	2011
Fair value—beginning of period	$297	$—
Issuance of preferred stock warrants	—	281
Change in fair value of Level III financial liabilities	369	16
Reclassification of warrant liability to stockholders’ equity	(666)	—

Fair value—end of period	$—	$297

Summary of Outstanding Convertible Preferred Stock Warrant Assumptions

The Company determined the fair value of the outstanding convertible preferred stock warrants as of March 31, 2012 using the following assumptions:

As of March 31, 2012
Estimated term (in years)	0.8
Risk-free interest rate	0.2%
Expected volatility	70%
Expected dividend yield	0%

The Company determined the fair value of the outstanding convertible preferred stock warrant as of August 17, 2012, the date the anti-dilution provision was no longer applicable, and December 31, 2011 with the following assumptions:

	As of August 17, 2012	As of December 31, 2011
Estimated term (in years)	5.9	1.0
Risk-free interest rate	1.0%	0.1%
Expected volatility	53%	55%
Expected dividend yield	0%	0%